Summary of Significant Accounting Policies - Product Warranties (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty reserve – beginning of period	$ 18,582	$ 14,926	$ 10,602	$ 2,581
Warranty costs incurred	(1,580)	(4,214)	(6,031)	(2,653)
Net changes in liability for pre-existing warranties, including expirations	(136)	(3,392)	(840)	0
Provision for warranty	3,810	11,262	11,195	10,674
Warranty reserve – end of period	$ 20,676	$ 18,582	$ 14,926	$ 10,602
Minimum
Product Warranty Liability [Line Items]
Product warranty term		1 year
Maximum
Product Warranty Liability [Line Items]
Product warranty term		12 years